Business Description and Accounting Policies: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.